Labor and Social Security Liabilities - Schedule of Liabilities Arising Operational Activities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Salaries	$ 99,601	$ 64,245
Liabilities arising from its operational activities, Social Security	120,701	88,857
Liabilities arising from its operational activities, Labor Provisions	6,459	3,581
Liabilities arising from its operational activities	226,761	156,683
Liabilities arising from its operational activities, Change	$ 70,078
Liabilities arising from its operational activities, Percentage	45.00%
Salaries [Member]
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Salaries	$ 99,601	64,245
Liabilities arising from its operational activities, Change Salaries	$ 35,356
Liabilities arising from its operational activities, Percentage Salaries	55.00%
Social Security [Member]
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Social Security	$ 120,701	88,857
Liabilities arising from its operational activities, Change Social Security	$ 31,844
Liabilities arising from its operational activities, Percentage Social Security	36.00%
Labor Provisions [Member]
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Labor Provisions	$ 6,459	3,581
Liabilities arising from its operational activities, Change Labor Provisions	$ 2,878
Liabilities arising from its operational activities, Percentage Labor Provisions	90.00%
Salaries One [Member]
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Salaries	$ 81,673	53,024
13º Salaries [Member]
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Salaries	14,940	10,139
Vacation [Member]
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Salaries	2,988	1,082
INSS [Member]
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Social Security	105,010	77,591
FGTS [Member]
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Social Security	15,691	11,266
Vacation Provision [Member]
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Labor Provisions	5,491	3,581
13º Salaries Provision [Member]
Schedule of Liabilities Arising Operational Activities [Line Items]
Liabilities arising from its operational activities, Labor Provisions	$ 968